Organization and Business Description	6 Months Ended
Mar. 31, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

JIN MEDICAL INTERNATIONAL LTD. (“Jin Med” or the “Company”) was established under the laws of the Cayman Islands on January 14, 2020 as a holding company.

Jin Med owns 100% equity interest of Zhongjin International Limited (“Zhongjin HK”), an entity incorporated on February 25, 2020 in accordance with the laws and regulations in Hong Kong.

Erhua Medical Technology (Changzhou) Co., Ltd. (“Erhua Med”) was formed on September 24, 2020, as a Wholly Foreign-Owned Enterprise (“WFOE”) in the People’s Republic of China (“PRC”). Zhongjin HK owns 100% equity interest of Erhua Med.

Jin Med, Zhongjin HK and Erhua Med are currently not engaging in any active business operations and merely acting as holding companies.

Changzhou Zhongjin Medical Equipment Co., Ltd. (“Changzhou Zhongjin”) was incorporated on January 26, 2006 in accordance with PRC laws. Changzhou Zhongjin has two wholly-owned subsidiaries, Zhongjin Medical Equipment Taizhou Co., Ltd. (“Taizhou Zhongjin”), incorporated on June 17, 2013, and Changzhou Zhongjin Jing’ao Trading Co., Ltd (“Zhongjin Jing’ao”), incorporated on December 18, 2014 in accordance with PRC laws.

Zhongjin Kangma Information Technology (Jiangsu) Co., Ltd. (“Zhongjin Kangma”) was incorporated on August 21, 2023 in accordance with PRC laws. Changzhou Zhongjin owns an equity interest of 80% of Zhongjin Kangma, and the remaining 20% equity interest is owned by one shareholder.

Zhongjin Kangma Health Technology (Shanghai) Co., Ltd. (“Kangma Health”) was incorporated on February 19, 2025 in accordance with PRC laws. Zhongjin Kangma owns 100% equity interest of Kangma Health.

Changzhou Zhongjin, Taizhou Zhongjin, Zhongjin Jing’ao, Zhongjin Kangma and Kangma Health are collectively referred to as the “Zhongjin Operating Companies” below.

Zhongjin Medical Equipment Anhui Co., Ltd. (“Anhui Zhongjin”) was incorporated on October 7, 2023, as a WFOE in the PRC. Zhongjin HK owns 100% equity interest of Anhui Zhongjin. Anhui Zhongjin is currently not engaging in any active business operations.

The Company, through its wholly-owned subsidiaries and entities controlled through contractual arrangements, is primarily engaged in the design, development, manufacturing and sales of wheelchair and other living aids products to be used by people with disabilities or impaired mobility. The Company’s products are sold to distributors in both China and in the overseas markets.

Reorganization

A reorganization of the legal structure of the Company (“Reorganization”) was completed on November 26, 2020. The Reorganization involved the incorporation of Jin Med, Zhongjin HK and Erhua Med, and signing of certain contractual arrangements (collectively, the “VIE Agreements”) between Zhongjin Technology, the shareholders of Changzhou Zhongjin and Changzhou Zhongjin. Consequently, the Company became the ultimate holding company of Zhongjin HK, Erhua Med, and through the contractual arrangements, WFOE, or Erhua Med, became the primary beneficiary of the Variable Interest Entity (“VIE”), Changzhou Zhongjin, and its subsidiaries. Pursuant to the VIE Agreements, Erhua Med has gained effective control over Changzhou Zhongjin. Therefore, Changzhou Zhongjin should be treated as a VIE under the Statements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation. Since Taizhou Zhongjin and Zhongjin Jing’ao are wholly-owned subsidiaries of Changzhou Zhongjin, they are further referenced as VIE’s subsidiaries.

Reorganization (continued)

The Company, together with its wholly owned subsidiaries, the VIE and the VIE’s subsidiaries, are effectively controlled by the same shareholders before and after the Reorganization and therefore the Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries has been accounted for at historical cost.

The unaudited condensed consolidated financial statements of the Company include the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jin Med	January 14, 2020	Cayman Island	Parent	Investment holding

Zhongjin HK	February 25, 2020	Hong Kong	100%	Investment holding

Erhua Med	September 24, 2020	PRC	100%	WFOE, Investment holding

Changzhou Zhongjin	January 26, 2006	PRC	VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Taizhou Zhongjin	June 17, 2013	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Zhongjin Jing’ao	December 18, 2014	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Zhongjin Kangma	August 21, 2023	PRC	80% controlled subsidiary of the VIE	Sales of wheelchair and other mobility products

Anhui Zhongjin	October 7, 2023	PRC	100%	Newly incorporated – not in operation yet

Kangma Health	February 19, 2025	PRC	100% controlled subsidiary of the Zhongjin Kangma	Newly incorporated – not in operation yet

The VIE contractual arrangements

The Company’s main operating entities, Changzhou Zhongjin and its subsidiaries Taizhou Zhongjin, Zhongjin Jing’ao, Zhongjin Kangma and Kangma Health (or the “Zhongjin Operating Companies” as referred above), are controlled through contractual arrangements in lieu of direct equity ownership by the Company.

A VIE is an entity which has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE, because it met the condition under the accounting principles generally accepted in the United States of America (“U.S. GAAP”) to consolidate the VIE.

Erhua Med, is deemed to have a controlling financial interest in and be the primary beneficiary of the Zhongjin Operating Companies because it has both of the following characteristics:

●	The power to direct activities of the Zhongjin Operating Companies that most significantly impact such entities’ economic performance, and

●	The right to receive benefits from, the Zhongjin Operating Companies that could potentially be significant to such entities.

Pursuant to these contractual arrangements, the Zhongjin Operating Companies shall pay service fees equal to all of their net profits after tax payments to Erhua Med. At the same time, Erhua Med has the right to receive substantially all of their economic benefits for accounting purposes. Such contractual arrangements are designed so that the operations of the Zhongjin Operating Companies are solely for the benefit of Erhua Med and ultimately, the Company, and therefore the Company must consolidate the Zhongjin Operating Companies under U.S. GAAP.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with the VIE and the shareholders of the VIE are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiaries and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiaries and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its businesses may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. In such case, the Company may not be able to consolidate the VIE and the VIE’s subsidiaries in its unaudited condensed consolidated financial statements as it may lose the ability to exert effective control over the VIE and its shareholders and it may lose the ability to receive economic benefits from the VIE and the VIE’s subsidiaries for accounting purposes under U.S. GAAP. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries and the VIE and the VIE’s subsidiaries.

The Company, Zhongjin HK and Erhua Med are essentially holding companies and do not have active operations as of March 31, 2025 and September 30, 2024. As a result, total assets and liabilities presented on the unaudited condensed consolidated balance sheets and revenue, expenses, and net income presented on the unaudited condensed consolidated statement of comprehensive income (loss) as well as the cash flows from operating, investing and financing activities presented on the unaudited condensed consolidated statement of cash flows are substantially the financial position, operation results and cash flows of the VIE and the VIE’s subsidiaries. The Company has not provided any financial support to the VIE and the VIE’s subsidiaries during the six months ended March 31, 2025 and 2024. Additionally, pursuant to the VIE Agreements, Erhua Med has the right to receive service fees equal to the VIE’s net profits after tax payments. None of these fees were paid to Erhua Med as of March 31, 2025. Accordingly, as of March 31, 2025 and September 30, 2024, Erhua Med had $12,586,142 and $12,911,547 consulting fee receivables due from the VIE and the VIE’s subsidiaries, respectively. These receivables were fully eliminated upon the consolidation.

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions and balances:

	March 31, 2025	September 30, 2024
Current assets	$38,902,078	$37,842,016
Non-current assets	1,740,553	1,971,681
Total assets	$40,642,631	$39,813,697
Current liabilities	$20,567,126	$17,013,879
Non-current liabilities	30,095	96,175
Total liabilities	$20,597,221	$17,110,054

	For the Six Months Ended March 31,
	2025	2024
Net revenue	$9,881,505	$10,556,891
Net income	$207,608	$2,201,868

	For the Six Months Ended March 31,
	2025	2024
Net cash provided by operating activities	$2,919,587	$629,983
Net cash used in investing activities	$(4,297,134)	$(3,560,418)
Net cash provided by financing activities	$4,901,089	$5,692,303